                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No. 1

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                --------------

Check here if Amendment [X]; Amendment Number:   1
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                May 17, 2002
----------------------     --------------------------    ------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                46
                                             ------------------

Form 13F Information Table Value Total:          $105,701
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ACTERNA CORP.                  COM              268140100     4092  2728149 SH       SOLE                  2728149
ALLIED WASTE INDUSTRIES INC    COM              019589308     5200   400000 SH       SOLE                   400000
AMPHENOL CORP.                 COM              032095101    16045   342850 SH       SOLE                   342850
AT&T CORP.                     COM              001957109       71     4500 SH       SOLE                     4500
BELLSOUTH CORP.                COM              079860102      201     5464 SH       SOLE                     5464
CENDANT CORP                   COM              151313103    13359   695800 SH       SOLE                   695800
CONSOLIDATED GRAPHICS, INC.    COM              209341106      199    10000 SH       SOLE                    10000
CORNING, INC.                  COM              219350105      122    16000 SH       SOLE                    16000
DECISIONONE CORP NEW           COM              243458106      952    74013 SH       SOLE                    74013
FAIRFAX FINANCIAL HOLDINGS     COM              303901102     1549    15000 SH       SOLE                    15000
FISHER SCIENTIFIC              COM              338032204    16016   569950 SH       SOLE                   569950
FORD MOTOR CO.                 COM              345310100      473    28670 SH       SOLE                    28670
GENERAL ELECTRIC               COM              369604103      190     5071 SH       SOLE                     5071
GENERAL MOTORS                 COM              370442105      332     5500 SH       SOLE                     5500
HEARTLAND TECHNOLOGIES         COM              421979105        2    20000 SH       SOLE                    20000
HEINZ H.J. CO.                 COM              423074103       25      600 SH       SOLE                      600
J.P. MORGAN CHASE              COM              46625H100      611    17150 SH       SOLE                    17150
LUCENT TECHNOL.                COM              549463107      101    21363 SH       SOLE                    21363
MCKESSON CORP.                 COM              58155Q103      281     7500 SH       SOLE                     7500
METROMEDIA INTL. GROUP         COM              591695101      792  2554800 SH       SOLE                  2554800
NEXTWAVE TELECOM INC.-CL B     COM              65332M103     1275   500000 SH       SOLE                   500000
POLYMER GROUP                  COM              731745105     1110  1946500 SH       SOLE                  1946500
PRIMEDIA INC.                  COM              74157K101     3859  1217500 SH       SOLE                  1217500
PSS WORLD MEDICAL INC.         COM              69366A100     4410   450000 SH       SOLE                   450000
SBC COMM. INC.                 COM              78387G103      186     4975 SH       SOLE                     4975
SPRINT CORP.                   COM              852061100      592    38750 SH       SOLE                    38750
TOKHEIM CORP                   COM              889073201      102   194561 SH       SOLE                   194561



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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
TWINLAB CORP                   COM              901774109      501   407500 SH       SOLE                   407500
VERIZON COMM.                  COM              92343V104      148     3249 SH       SOLE                     3249
WASTE MGMT. INC                COM              94106L109    10140   372100 SH       SOLE                   372100
WILLIAMS COS INC.              COM              969457100     1733    73550 SH       SOLE                    73550
JOHN HANCOCK BANK & THRIFT     MUTUAL           409735107      698 82500.00 SH       SOLE                 82500.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614     5258 105850.00SH       SOLE                105850.00
iSHARES RUSSELL 2000 GROWTH    MUTUAL           464287648      339  6000.00 SH       SOLE                  6000.00
ALL AMERICAN TERM TRUST INC.   BOND             016440109     2891 239900.00SH       SOLE                239900.00
BLACKROCK INV. QUALITY TERM 20 BOND             09247J102      189 20500.00 SH       SOLE                 20500.00
BLACKROCK STRATEGIC TERM       BOND             09247P108     3444 355448.60SH       SOLE                355448.60
MFS INTERMEDIATE INCOME TRUST  BOND             55273C107     3208 479554.47SH       SOLE                479554.47
NATIONS GOVT. TERM 2004        BOND             638584102      101 10000.00 SH       SOLE                 10000.00
PUTNAM MASTER INTERM. INCOME   BOND             746909100     1543 252988.60SH       SOLE                252988.60
STRATEGIC GLOBAL INCOME        BOND             862719101      301 26023.58 SH       SOLE                 26023.58
TCW/DW TERM TRUST 2003         BOND             87234U108     1967 183959.69SH       SOLE                183959.69
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      158    15000 SH       SOLE                    15000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      414    29554 SH       SOLE                    29554
OPPENHEIMER ROCHESTER MUNI FUN TAX-FREE         771362100      184    10556 SH       SOLE                    10556
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108      337    22500 SH       SOLE                    22500




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